Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Accounts receivable and interest receivable	$ (9,049)	$ (9,150)	$ (3,317)
Pool receivables from affiliates	(24,489)	(1,664)	(4,741)
Due from affiliates	(14,511)	(3,204)	(12,177)
Prepaid expenses and other current assets	1,478	(647)	(3,147)
Accounts payable and accrued liabilities	(3,856)	2,092	2,337
Due to affiliates	(928)	7,731	(1,204)
Deferred revenue	(2,324)	(1,603)	855
Other	2,000	(141)	1,600
Change in non-cash working capital items related to operating activities	$ (51,679)	$ (6,586)	$ (19,794)